Patents - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Purchase of patents	$ 46,973	$ 29,198
Amortization expense	36,498	$ 32,738
Non-cash, pre-tax charge on patents	$ 1,747
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	20 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	14 years